Leases - Schedule of Future Minimum Operating Lease Payments After Adoption, Prior Year (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	$ 13	$ 14
2024	12	12
2025	10	9
2026	9	9
2027	5	8
Thereafter	3	7
Total undiscounted minimum lease payments	52	59
Less: discounting minimum lease payments to present value	(3)	(4)
Total discounted minimum lease payments	$ 49	$ 55